Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

NOTE 17:          Subsequent Events

During 2019, a total of $4,000 gross was drawn on the Fortress Credit Facility.  Furthermore, subsequent to year end the company was not in compliance with certain covenants within the agreement.  The company has subsequently received a waiver of these breaches and in addition entered into an third amendment to the agreement to support the changing needs of the Company as described in Note 1e.